Equity Method Investment (Details) - Schedule of equity method investments ¥ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule Of Equity Method Investments Abstract
Cost	¥ 1,425		¥ 1,425
Less: accumulated impairment	(1,425)		(1,425)
Equity method investment, net